UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29

Date of reporting period: August 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2020

WESTERN ASSET

SMASh SERIES TF FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series TF Fund for the six-month reporting period ended August 31, 2020.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of August 31, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	Western Asset SMASh Series TF Fund

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2020

Western Asset SMASh Series TF Fund	III

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2020 and February 29, 2020 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2020 and held for the six months ended August 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
-1.76%	$1,000.00	$982.40	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

2	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended August 31, 2020.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2020

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.1%
Alabama — 4.1%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$100,000	$87,157	(a)
Jefferson County, AL, Sewer Revenue:
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	75,000	83,731
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	105,000	121,201
Lower Alabama Gas District, Natural Gas Revenue:
Series 2020	4.000%	12/1/21	200,000	208,530
Series 2020	4.000%	12/1/23	1,000,000	1,107,070
Series A	5.000%	9/1/46	60,000	84,693
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	645,000	714,396	(b)(c)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	200,000	219,372	(d)
Total Alabama				2,626,150
Alaska — 0.1%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	75,000	93,393
Arizona — 5.6%
Arizona State IDA Revenue, Lincoln South Beltway Project, Series 2020	5.000%	2/1/27	250,000	312,745
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	52,916
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	592,725
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	57,674
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	500,000	577,940	(a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, SD Credit Program	4.000%	7/1/34	400,000	449,208
Phoenix, AZ, Civic Improvement Corp., Water System Revenue, Junior Lien, Series A	5.000%	7/1/44	100,000	130,494
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	81,857

See Notes to Financial Statements.

4	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	$585,000	$723,528
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	652,479
Total Arizona				3,631,566
California — 12.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	58,443
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	58,089
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	231,812
California State Health Facilities Financing Authority Revenue:
Memorial Health Services, Series A, Refunding	5.000%	10/1/33	115,000	124,583
Stanford Health Care, Series A, Refunding	4.000%	8/15/50	100,000	116,302
California State Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, Refunding (1 mo. LIBOR x 0.700 + 0.380%)	0.502%	8/1/21	500,000	498,190	(b)(c)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	117,997	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	114,908	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	50,000	50,035	(a)
California State, GO:
Various Purpose	5.000%	3/1/36	250,000	329,635
Various Purpose, Refunding	4.000%	11/1/36	15,000	17,749
Various Purpose, Refunding	4.000%	3/1/40	250,000	300,352
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	57,039
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	150,000	193,096
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	60,929
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	275,000	283,638
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	72,834

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/32	$500,000	$657,065
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	400,000	479,484	(a)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	75,000	90,440	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	500,000	620,720
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	100,000	124,865
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	250,000	323,422
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	50,000	63,706
Series B	6.125%	11/1/29	150,000	191,220
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	250,000	279,080	(b)(c)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	126,959
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/37	100,000	128,718
Series A, Refunding	5.000%	10/1/48	100,000	125,862
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	100,000	128,211
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	100,000	126,042
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	300,000	360,462
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/33	100,000	125,132	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	62,037
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	500,000	616,305
Stockton, CA, PFA Parking Revenue, Refunding	5.000%	3/1/35	430,000	510,866

See Notes to Financial Statements.

6	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	$100,000	$99,931
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	121,628
Total California				8,047,786
Colorado — 1.3%
Arvada, CO, Vauxmont Metropolitan District, GO, Refunding, AGM	5.000%	12/15/24	130,000	152,382
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	58,483
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A-2	5.000%	8/1/44	200,000	241,184
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	53,656
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/47	100,000	108,415
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	101,196	(a)
E-470 Public Highway Authority Revenue, CO, Series C, Refunding	5.250%	9/1/25	25,000	25,000
University of Colorado Enterprise Revenue:
Series B, Refunding	5.000%	6/1/37	15,000	16,247	(e)
Series B, Refunding	5.000%	6/1/37	60,000	65,042	(e)
Total Colorado				821,605
Connecticut — 1.9%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	58,541
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	611,385
Transportation Infrastructure, Series A	5.000%	5/1/38	200,000	254,188
Connecticut State, GO:
Series A	4.000%	4/15/37	125,000	145,655
Series E	5.000%	10/15/34	50,000	60,273
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	122,195
Total Connecticut				1,252,237

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Delaware — 0.1%
Sustainable Energy Utility Inc., DE, Energy Efficiency Revenue	5.000%	9/15/34	$75,000	$78,708	(e)
District of Columbia — 0.3%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	10,000	9,781
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	86,488
District of Columbia Water & Sewer Authority Revenue, Subordinated Lien, Series C	1.750%	10/1/24	100,000	103,926	(b)(c)
Total District of Columbia				200,195
Florida — 2.7%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	58,098	(a)
Series A	5.000%	10/1/45	250,000	283,162	(a)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	245,028	(a)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	29,137	(a)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	300,000	360,813	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	10,000	11,810
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	5,000	5,495
Palm Beach County, FL, Health Facilities Authority, ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	593,350
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	100,000	122,559
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	50,000	59,640
Total Florida				1,769,092
Georgia — 1.5%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/39	100,000	119,762
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	100,000	123,388
Georgia Institute of Technology	4.000%	6/15/49	300,000	340,188

See Notes to Financial Statements.

8	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	$50,000	$62,178
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	200,000	236,630
Series B	5.000%	3/15/21	10,000	10,229
Series C	4.000%	9/1/26	80,000	93,232	(b)(c)
Total Georgia				985,607
Idaho — 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	119,902
Illinois — 11.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	100,000	110,517
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	100,000	108,786
Series C, Refunding	5.000%	12/1/25	100,000	113,086
Chicago, IL, GO:
Series A	5.000%	1/1/44	125,000	136,975
Series A, Refunding	5.000%	1/1/26	250,000	281,100
Series A, Refunding	5.250%	1/1/33	30,000	32,112
Series A, Refunding	5.000%	1/1/35	185,000	195,980
Series A, Refunding	6.000%	1/1/38	5,000	5,772
Series C, Refunding	5.000%	1/1/25	30,000	33,201
Series D, Refunding	5.500%	1/1/34	10,000	10,952
Chicago, IL, O’Hare International Airport Revenue:
Series D, Refunding	5.000%	1/1/46	10,000	11,448
Trips Obligated Group	5.000%	7/1/48	50,000	56,565	(a)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	50,000	60,283	(f)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	25,000	28,480
Series 2011	5.250%	12/1/40	100,000	104,103
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	39,605
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	36,850
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	71,588

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/36	$35,000	$42,902
Illinois State Finance Authority Revenue:
Green Bond	5.000%	7/1/36	100,000	130,341
Green Bond	4.000%	7/1/38	100,000	119,126
Northshore University Health System, Refunding	5.000%	8/15/32	100,000	132,710
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/31	45,000	54,637
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	59,598
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	320,470
Illinois State Sales Tax Revenue, Subordinated, Series D, Refunding	5.000%	6/15/23	205,000	224,785
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	62,211
State Tax Supported, Series 2019, Refunding	5.000%	6/15/30	50,000	56,639
Illinois State Toll Highway Authority Revenue:
Series C, Refunding	5.000%	1/1/26	275,000	337,301
Series C, Refunding	5.000%	1/1/27	250,000	312,180
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	25,000	29,710
Illinois State, GO:
Series 2006	5.500%	1/1/30	175,000	211,521
Series 2016	5.000%	1/1/33	25,000	27,206
Series 2016, Refunding	5.000%	2/1/27	25,000	28,444
Series 2016, Refunding	5.000%	2/1/29	20,000	22,497
Series A	5.000%	5/1/36	250,000	277,382
Series A, Refunding	5.000%	10/1/29	150,000	172,482
Series A, Refunding	5.000%	10/1/30	350,000	400,081
Series D	5.000%	11/1/27	225,000	254,270
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/34	725,000	819,808
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	500,000	513,655

See Notes to Financial Statements.

10	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series A, Refunding, State Appropriations	5.000%	12/15/45	$500,000	$566,250
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	415,000	537,421
Total Illinois				7,151,030
Indiana — 1.8%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	100,000	105,240	(b)(c)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	100,000	101,269	(b)(c)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	100,000	118,734
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	118,884
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	369,780
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	300,000	357,207	(a)
Total Indiana				1,171,114
Iowa — 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	45,000	45,571
Kansas — 0.7%
Wyandotte County, KS, USD #202 Turner, GO, Series A, AGM	4.000%	9/1/37	400,000	458,240
Kentucky — 4.3%
Ashland, KY, Medical Center Refunding Revenue Bonds:
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/25	625,000	709,281
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/26	550,000	635,855
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives, Series B, Refunding	2.700%	11/10/21	175,000	178,736	(b)(c)
Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	117,746

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	$300,000	$348,552	(b)(c)
Series C	4.000%	6/1/25	200,000	226,362	(b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	569,440
Total Kentucky				2,785,972
Louisiana — 0.5%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	55,773
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	12,138
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	100,000	100,490	(b)(c)
Marathon Oil Corp. Project, Refunding	2.375%	7/1/26	150,000	152,168	(b)(c)
Total Louisiana				320,569
Maryland — 0.3%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/44	150,000	173,181
Massachusetts — 1.3%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	250,000	317,955
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	105,686
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	9,875
Wellforce Issue, Series A, Refunding	5.000%	7/1/39	50,000	58,523
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	87,971
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	160,000	199,931	(a)
Massachusetts State Water Resources Authority Revenue, Series B, Refunding	5.000%	8/1/40	50,000	61,167
Total Massachusetts				841,108
Michigan — 3.2%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	100,000	112,070
Great Lakes Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/45	750,000	944,797

See Notes to Financial Statements.

12	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Senior Lien, Series A	5.000%	7/1/49	$650,000	$816,797
Michigan State Finance Authority Revenue, Henry Ford Health System, Series A	4.000%	11/15/50	100,000	112,634
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	112,210	(a)
Total Michigan				2,098,508
Missouri — 0.1%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	50,000	54,220
Nebraska — 0.8%
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	501,237
Nevada — 0.4%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	250,000	245,000	(d)
New Jersey — 4.4%
New Brunswick, NJ, Guaranteed Parking Revenue, Series 2017, AGM	5.000%	9/1/21	220,000	229,858
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	94,619	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	166,409	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	100,000	118,654
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	57,467
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.690%	3/1/28	325,000	316,959	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	150,000	180,099
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	121,733
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	110,521	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	50,000	60,196

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	$60,000	$69,014
Transportation Program, Series AA	5.250%	6/15/43	100,000	117,714
Transportation Program, Series AA	5.000%	6/15/45	100,000	109,448
Transportation Program, Series BB	4.000%	6/15/36	500,000	537,490
Transportation System, Series A, Refunding	5.000%	12/15/25	100,000	116,781
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	182,782
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	100,000	116,654
Series G, Refunding	5.000%	1/1/35	60,000	73,092
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	30,000	35,545
Total New Jersey				2,815,035
New Mexico — 0.1%
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	35,000	35,791	(b)(c)
New York — 6.8%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	116,879
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	250,000	257,927	(b)(c)
Monroe County, NY, Industrial Development Corp. Revenue, Series A	5.000%	7/1/36	105,000	109,189	(e)
MTA, NY, Transportation Revenue, Green Bond, Series A-2	5.000%	5/15/30	300,000	347,799	(b)(c)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-1	5.000%	6/15/46	30,000	36,696
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	100,000	119,864
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	59,973
Series B, Refunding	5.000%	2/15/43	100,000	120,509
New York State Dormitory Authority, Sales Tax Revenue:
Group 3, Series E, Refunding	5.000%	3/15/38	100,000	125,200
Series E, Bidding Group 4, Refunding	5.000%	3/15/44	100,000	123,366

See Notes to Financial Statements.

14	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	$500,000	$647,925
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	106,131	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	57,367
Junior Indebtedness Obligations, Subordinated, Series B	4.000%	1/1/50	200,000	228,328
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	35,000	38,742	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	49,335	(a)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	55,113	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	26,975	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	10,000	11,609	(a)
Consolidated Series 221	4.000%	7/15/50	500,000	557,855	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	325,000	411,388
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	325,000	409,360
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	401,193
Total New York				4,418,723
North Carolina — 1.0%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	150,000	184,655
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	80,060
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/31	250,000	334,297

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	$5,000	$5,661
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	50,000	59,609
Total North Carolina				664,282
Ohio — 4.7%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	100,000	110,621
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	450,000	495,000
Northeast Ohio Regional Sewer District Revenue, Waste Water Improvement, Series 2019, Refunding	4.000%	11/15/36	100,000	121,002
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	100,000	105,888	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	250,000	258,915	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	612,645
Xavier University 2020 Project	5.000%	5/1/33	495,000	636,496
Warrensville Heights City School District, OH, GO, Series A, BAM	5.000%	12/1/44	600,000	688,644
Total Ohio				3,029,211
Oklahoma — 0.8%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	500,000	499,250	(a)
Oregon — 2.4%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Project, Series A	2.400%	5/2/22	125,000	125,785	(a)(b)(c)
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	150,000	181,980	(a)
University of Oregon General Revenue, Series A	5.000%	4/1/48	1,000,000	1,217,430
Total Oregon				1,525,195

See Notes to Financial Statements.

16	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 2.3%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	$150,000	$171,597
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	54,632
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	63,492
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	100,000	104,080	(a)(b)(c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	215,376
Series A-1	5.000%	12/1/47	25,000	29,606
Subordinated, Series B	5.000%	12/1/48	100,000	119,798
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	302,692
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	100,000	129,463
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	190,597
State Public School Building Authority, PA, Lease Revenue, Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	24,298
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	80,000	101,636
Total Pennsylvania				1,507,267
Puerto Rico — 2.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	425,000	437,219
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	15,000	10,350	*(g)
Series A	5.000%	7/1/42	120,000	82,800	*(g)
Series A	5.050%	7/1/42	30,000	20,700	*(g)
Series XX	5.250%	7/1/40	280,000	193,550	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	50,975
CAB, Restructured, Series A-1	0.000%	7/1/46	160,000	45,899
CAB, Restructured, Series A-1	0.000%	7/1/51	650,000	134,368
Restructured, Series A-1	4.550%	7/1/40	10,000	10,650
Restructured, Series A-1	5.000%	7/1/58	270,000	288,279

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-2	4.329%	7/1/40	$130,000	$136,501
Restructured, Series A-2A	4.550%	7/1/40	10,000	10,650
Total Puerto Rico				1,421,941
South Carolina — 0.1%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center, Series A, Refunding	5.000%	11/1/37	75,000	75,593
South Dakota — 0.0%††
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	29,797
Tennessee — 1.3%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	100,000	123,797
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	60,720
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	100,000	114,395	(b)(c)
Series A	5.250%	9/1/26	425,000	529,210
Series C	5.000%	2/1/21	15,000	15,275
Total Tennessee				843,397
Texas — 7.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF — GTD	5.000%	12/1/37	20,000	24,493
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	113,814
Austin, TX, Airport System Revenue, Series 2019B	5.000%	11/15/44	250,000	304,197	(a)
El Paso, TX, Tax and Revenue Certificates, GO, Refunding	4.000%	8/15/36	750,000	912,037
Flatonia, TX, ISD, GO, School Building, Series 2019, PSF — GTD	5.000%	2/15/49	500,000	592,055
Forney, TX, ISD, GO, School Building, Series 2019, PSF — GTD	5.000%	2/15/49	100,000	120,428
Grand Parkway Transportation Corp., TX, System Toll Revenue:
First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	594,620
First Tier, Series C, Refunding	4.000%	10/1/45	250,000	293,597
Subordinated Tier Toll Revenue, Series A	5.000%	10/1/48	100,000	122,248

See Notes to Financial Statements.

18	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	$200,000	$249,012
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	100,000	106,402	(a)
Katy, TX, ISD, GO, Series C, Refunding, PSF — GTD	0.388%	8/16/21	250,000	249,142	(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	15,000	15,190
Prosper, TX, ISD, GO, School Building, Series B, PSF — GTD	2.000%	8/15/23	200,000	208,048	(b)(c)
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	60,335
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	57,657
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	56,640
Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	10,000	10,909
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	175,000	207,135
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/31	20,000	21,342
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,317	(a)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/37	150,000	180,824
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	100,000	117,858
Total Texas				4,623,300
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	155,000	152,552
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	175,000	172,020
Total U.S. Virgin Islands				324,572

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Utah — 1.2%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	$250,000	$298,010	(a)
Utah Infrastructure Agency, Telecommunication Revenue, Series A	5.250%	10/15/33	200,000	226,228
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,804
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	261,602
Total Utah				791,644
Virginia — 1.0%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	61,168
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	258,582
Virginia State Port Authority, Port Facilities Revenue, Series B, Refunding	5.000%	7/1/41	10,000	11,982	(a)
Virginia State Small Business Financing Authority Revenue, Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	250,000	284,267
Total Virginia				615,999
Washington — 0.7%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/34	250,000	306,575	(a)
Washington State Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	100,000	124,393
Total Washington				430,968
West Virginia — 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	100,000	127,614	(b)(c)
Wisconsin — 0.4%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	150,000	132,143	(d)
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	115,761
Total Wisconsin				247,904
Total Investments before Short-Term Investments (Cost — $56,321,656)				59,499,474

See Notes to Financial Statements.

20	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 4.4%
Municipal Bonds — 4.3%
California — 0.1%
California Statewide CDA, MFH Revenue, IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	4/1/25	$100,000	$100,000	(a)(h)(i)
Indiana — 0.3%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.030%	11/1/39	100,000	100,000	(h)(i)
Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.030%	11/1/39	100,000	100,000	(h)(i)
Total Indiana				200,000
Minnesota — 0.2%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.030%	11/15/48	100,000	100,000	(h)(i)
New Hampshire — 0.2%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New Hampshire, Series B, SPA - State Street Bank & Trust Co.	0.030%	7/1/33	100,000	100,000	(h)(i)
New Jersey — 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series B, Refunding, LOC - Bank of America N.A.	0.080%	7/1/36	100,000	100,000	(h)(i)
New York — 2.5%
MTA, NY, Transportation Revenue, Subseries D-2, LOC - Landesbank Hessen-Thueringen	0.060%	11/1/35	200,000	200,000	(h)(i)
Nassau County, NY, Industrial Development Agency Revenue, Cold Spring Harbor Laboratory, Refunding, SPA - TD Bank N.A.	0.010%	1/1/34	100,000	100,000	(h)(i)
New York City, NY, HDC, Multi-Family Mortgage Revenue, Parkview II Apartments, Series A, LOC - Citibank N.A.	0.140%	12/1/37	200,000	200,000	(a)(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.030%	6/15/33	305,000	305,000	(h)(i)

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Subseries B-4, SPA - JPMorgan Chase & Co.	0.020%	8/1/42	$100,000	$100,000	(h)(i)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	0.110%	11/1/39	290,000	290,000	(a)(h)(i)
New York State HFA Revenue:
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thueringen	0.040%	11/1/46	100,000	100,000	(h)(i)
363 West 30th Street, Series A, LIQ - FHLMC, LOC - FHLMC	0.100%	11/1/32	300,000	300,000	(a)(h)(i)
Total New York				1,595,000
North Carolina — 0.1%
University of North Carolina at Chapel Hill, Series A, Refunding, SPA - Landesbank Hessen- Thueringen	0.040%	2/15/31	100,000	100,000	(h)(i)
Texas — 0.6%
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-2, Refunding	0.020%	12/1/41	100,000	100,000	(h)(i)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, LOC - TD Bank N.A.	0.020%	11/15/50	300,000	300,000	(h)(i)
Total Texas				400,000
Utah — 0.2%
Weber County, UT, Hospital Revenue, IHC Health Services Inc., Series A, SPA - Bank of New York Mellon	0.020%	2/15/31	100,000	100,000	(h)(i)
Total Municipal Bonds (Cost — $2,795,000)				2,795,000

			Shares
Overnight Deposits — 0.1%
BNY Mellon Cash Reserve Fund (Cost — $41,641)	0.010%		41,641	41,641
Total Short-Term Investments (Cost — $2,836,641)				2,836,641
Total Investments — 96.5% (Cost — $59,158,297)				62,336,115
Other Assets in Excess of Liabilities — 3.5%				2,292,921
Total Net Assets — 100.0%				$64,629,036

See Notes to Financial Statements.

22	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Western Asset SMASh Series TF Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on these securities is currently in default as of August 31, 2020.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset SMASh Series TF Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

BAN	— Bond Anticipation Notes

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EFA	— Educational Facilities Authority

FHLMC	— Federal Home Loan Mortgage Corporation

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIBOR	— London Interbank Offered Rate

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	11	12/20	$2,462,779	$2,429,969	$32,810

See Notes to Financial Statements.

24	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2020

Assets:
Investments, at value (Cost — $59,158,297)	$62,336,115
Receivable for Fund shares sold	1,625,790
Interest receivable	596,915
Deposits with brokers for open futures contracts	164,009
Receivable from investment manager	13,648
Prepaid expenses	10,768
Total Assets	64,747,245

Liabilities:
Payable for securities purchased	59,171
Payable to broker — net variation margin on open futures contracts	28,531
Audit fees payable	15,095
Fund accounting fees payable	11,682
Trustees’ fees payable	235
Accrued expenses	3,495
Total Liabilities	118,209
Total Net Assets	$64,629,036

Net Assets:
Par value (Note 5)	$61
Paid-in capital in excess of par value	62,988,175
Total distributable earnings (loss)	1,640,800
Total Net Assets	$64,629,036

Shares Outstanding	6,139,265

Net Asset Value	$10.53

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended August 31, 2020

Investment Income:
Interest	$785,937

Expenses:
Fund accounting fees	34,658
Registration fees	17,441
Audit and tax fees	15,095
Legal fees	2,546
Custody fees	1,694
Shareholder reports	1,586
Trustees’ fees	990
Insurance	599
Commitment fees (Note 6)	415
Transfer agent fees	168
Interest expense	48
Miscellaneous expenses	981
Total Expenses	76,221
Less: Fee waivers and/or expense reimbursements (Note 2)	(76,221)
Net Expenses	—
Net Investment Income	785,937

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(674,361)
Futures contracts	(502,719)
Net Realized Loss	(1,177,080)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(582,895)
Futures contracts	112,650
Change in Net Unrealized Appreciation (Depreciation)	(470,245)
Net Loss on Investments and Futures Contracts	(1,647,325)
Decrease in Net Assets From Operations	$(861,388)

See Notes to Financial Statements.

26	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2020 (unaudited) and the Year Ended February 29, 2020	August 31	February 29

Operations:
Net investment income	$785,937	$1,173,222
Net realized loss	(1,177,080)	(391,816)
Change in net unrealized appreciation (depreciation)	(470,245)	3,563,975
Increase (Decrease) in Net Assets From Operations	(861,388)	4,345,381

Distributions to Shareholders From (Note 1):
Total distributable earnings	(766,659)	(1,144,439)
Decrease in Net Assets From Distributions to Shareholders	(766,659)	(1,144,439)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	17,189,173	28,325,520
Cost of shares repurchased	(9,598,478)	(5,839,552)
Increase in Net Assets From Fund Share Transactions	7,590,695	22,485,968
Increase in Net Assets	5,962,648	25,686,910

Net Assets:
Beginning of period	58,666,388	32,979,478
End of period	$64,629,036	$58,666,388

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	27

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2020[1,2]	2020[1,3]	2019[1]	2018[1]	2017[1]	2016[1,4]

Net asset value, beginning of period	$10.86	$10.09	$10.00	$9.84	$10.05	$10.00

Income (loss) from operations:
Net investment income	0.14	0.28	0.28	0.24	0.28	0.03
Net realized and unrealized gain (loss)	(0.34)	0.77	0.07	0.15 [5]	(0.20)	0.04
Total income (loss) from operations	(0.20)	1.05	0.35	0.39	0.08	0.07

Less distributions from:
Net investment income	(0.13)	(0.28)	(0.26)	(0.23)	(0.28)	(0.02)
Net realized gains	—	—	—	—	(0.01)	—
Total distributions	(0.13)	(0.28)	(0.26)	(0.23)	(0.29)	(0.02)

Net asset value, end of period	$10.53	$10.86	$10.09	$10.00	$9.84	$10.05
Total return[6]	(1.76)%	10.53%	3.53%	3.99%	0.83%	0.73%

Net assets, end of period (000s)	$64,629	$58,666	$32,979	$23,937	$2,264	$2,264

Ratios to average net assets:
Gross expenses[7]	0.26%[8]	0.34%	0.56%	0.91%	7.57%	21.80%[8]
Net expenses[9,10]	0.00 [8]	0.00	0.00	0.00	0.00	0.00 [8]
Net investment income	2.67 [8]	2.72	2.76	2.44	2.79	1.85 [8]

Portfolio turnover rate	21%	9%	22%	16%	14%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2020 (unaudited).

[3]	For the year ended February 29.

[4]	For the period December 23, 2015 (inception date) to February 29, 2016.

[5]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[6]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.

[8]	Annualized.

[9]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	29

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

30	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$59,499,474	—	$59,499,474
Short-Term Investments†:
Municipal Bonds	—	2,795,000	—	2,795,000
Overnight Deposits	—	41,641	—	41,641
Total Short-Term Investments	—	2,836,641	—	2,836,641
Total Investments	—	$62,336,115	—	$62,336,115
Other Financial Instruments:
Futures Contracts	$32,810	—	—	$32,810
Total	$32,810	$62,336,115	—	$62,368,925

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related

32	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. As of July 31, 2020, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA and Western Asset were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

LMPFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadviser will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended August 31, 2020, fees waived and/or expenses reimbursed amounted to $76,221.

As of July 31, 2020, Legg Mason Investor Services, LLC (“LMIS”) is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources and serves as the Fund’s sole and

34	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

exclusive distributor. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust. Prior to July 31, 2020, all officers and one Trustee of the Trust were employees of Legg Mason and did not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2020, such purchase and sale transactions (excluding accrued interest) were $14,395,000 and $16,645,000, respectively.

3. Investments

During the six months ended August 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$17,347,263
Sales	11,500,884

At August 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$59,158,297	$3,369,089	$(191,271)	$3,177,818
Futures contracts	—	32,810	—	32,810

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2020.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$32,810

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(502,719)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$112,650

During the six months ended August 31, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$2,536,902

5. Shares of beneficial interest

At August 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2020	Year Ended February 29, 2020
Shares sold	1,684,790	2,687,752
Shares repurchased	(947,712)	(554,643)
Net increase	737,078	2,133,109

6. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the

36	Western Asset SMASh Series TF Fund 2020 Semi-Annual Report

“Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended August 31, 2020, the Fund incurred a commitment fee in the amount of $415. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2020.

7. Deferred capital losses

As of February 29, 2020, the Fund had deferred capital losses of $589,642, which have no expiration date, that will be available to offset future taxable capital gains.

8. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset SMASh Series TF Fund 2020 Semi-Annual Report	37

Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction (the “Transaction”). The Transaction closed on July 31, 2020. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadviser, Western Asset Management Company, LLC (the “Subadviser,” and collectively with the Manager, the “Advisers”), each a wholly owned subsidiary of Legg Mason, became wholly owned subsidiaries of Franklin Templeton. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction resulted in the automatic termination of the Fund’s management agreement with the Manager that was in place prior to the closing of the Transaction (the “Existing Management Agreement”) and the sub-advisory agreement between the Manager and the Subadviser that was in place prior to the closing of the Transaction (the “Existing Sub-advisory Agreement,” and, collectively, the “Existing Agreements”).

At a meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on April 14, 2020, 1 the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Trust and the Manager with respect to Western Asset SMASh Series TF Fund (the “Fund”), a series of the Trust, and the new sub-advisory agreement (the “New Sub-Advisory Agreement,” and collectively, the “New Agreements”) between the Manager and the Subadviser with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. Shareholders of the Fund have approved the New Agreements.

Background

On March 9, 2020, during a telephonic meeting, members of the Board discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadviser and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

38	Western Asset SMASh Series TF Fund

On April 8, 2020, the Independent Trustees met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Trustees met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Trustees considered, among other things, whether it would be in the best interests of the Fund and its respective shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Board in its consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the Transaction.

Before or during the April 14, 2020 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with the Board’s consideration of the New Agreements, the Independent Trustees worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Board requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Trustees submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Board.

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions from, the Board. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive session with their counsel to consider the New Agreements.

The Board’s evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Western Asset SMASh Series TF Fund	39

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Among other things, the Board considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board of its intent to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there would not be any expected diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and represented that there were not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)

that Franklin Templeton and Legg Mason informed the Board regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel prior to the closing of the Transaction, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v)	that no changes to the Fund’s custodian or other service providers were expected as a result of the Transaction;

(vi)

that Franklin Templeton informed the Board that it had no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii)	that Franklin Templeton did not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(viii)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(ix)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x)	that Franklin Templeton and Legg Mason would each derive benefits from the Transaction and that, as a result, they had financial interests in the matters that were being considered;

40	Western Asset SMASh Series TF Fund

(xi)	the fact that the Fund’s fees and expenses would remain the same and would not be increased by virtue of the New Agreements;

(xii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Existing Agreement except for their respective dates of execution, effectiveness and termination;

(xiii)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xiv)

that the Existing Agreements were the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, and that within the past year the Board had performed a full review of and approved the Existing Agreements as required by the 1940 Act and had determined in the exercise of the Board’s business judgment that each Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the fee and expense structure for the Fund represented reasonable compensation to the applicable Adviser in light of the services provided, the costs to the Adviser of providing those services, and such other matters as the Trustees considered relevant in the exercise of their business judgment;

(xv)	that the Existing Agreements were considered and approved in November 2019;

(xvi)

that the Fund would not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement; and

(xvii)

that under the Transaction Agreement Franklin Templeton acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Trustees that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

Western Asset SMASh Series TF Fund	41

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The information provided and presentations made to the Board encompassed the Fund and all other funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the New Sub-Advisory Agreement.

Board approval of the New Agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the New Management Agreement and the New Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In their deliberations, the Trustees considered information received in connection with the most recent Board approval/continuation of each Existing Agreement in addition to information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. In connection with the most recent approval/continuation of each Existing Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

After considering all of the factors and information, and in the exercise of its business judgment, the Board, including the Independent Trustees, concluded that the New Agreements were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Nature, extent and quality of the services under the New Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Existing Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason advised the Boards that, following the Transaction, no diminution in the nature, quality and extent of services

42	Western Asset SMASh Series TF Fund

provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, were expected, and that no changes in portfolio management personnel as a result of the Transaction were expected. The Board has received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Board also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

Western Asset SMASh Series TF Fund	43

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is offered only to participants in separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as general and insured municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1- and 3-year periods ended December 31, 2019 was above the median.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadviser to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

Management fees and expense ratios

The Board noted that the Fund does not pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2021. In addition, the Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In

44	Western Asset SMASh Series TF Fund

certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense structure for the Fund was reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Profitability and economies of scale

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The Board considered that the Fund does not pay a contractual management fee, and it recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.

The Board received and considered information concerning whether the Advisers realize economies of scale as the Fund’s assets grow. In conjunction with their most recent or prior deliberations concerning the Existing Agreements, the Board considered, among other things, that the Fund pays no management fees to the Manager. The Board also noted that the Manager has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.

The Board noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

The Board determined that the fee and expense structure for the Fund was reasonable.

Other benefits to the Manager and the Subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

Western Asset SMASh Series TF Fund	45

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadviser under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Existing Agreements.

The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

46	Western Asset SMASh Series TF Fund

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On July 14, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to the Fund’s subadviser. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	51,464,897.700	0	0	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	51,464,897.700	0	0	0

Western Asset SMASh Series TF Fund	47

Western Asset

SMASh Series TF Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series TF Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series TF Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series TF Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/smashfunds

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/smashfunds

© 2020 Legg Mason Investor Services, LLC

WASX307368 10/20 SR20-3993

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 26, 2020